General and administrative expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
General and administrative expenses
General and administrative expenses	$ 3,737,461	$ 2,898,277
General and administrative expenses
General and administrative expenses
Staff costs	2,471,832	1,520,733
Professional fees	269,329	658,798
Technology costs	336,311	223,539
Other expenses	116,515	185,692
Rent expense	127,198	100,855
Insurance	119,334	50,924
Office expenses.	18,704	42,394
Depreciation of right-of-use assets	113,177	58,297
Depreciation of property and equipment	74,811
Travel and accommodation	68,299	20,504
Amortization of intangible assets	15,860	15,594
Outsourced employees	3,688	13,901
Entertainment	2,403	7,046
General and administrative expenses	$ 3,737,461	$ 2,898,277